EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
Jun. 30, 2023
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

	June 30,	December 31,
	2023	2022
Opening balance	691,424	675,158
Interest on actuarial liabilities	34,615	59,258
Actuarial loss		12,231
Exchange rate variations		(577)
Amount arising from the acquisition of MMC Brasil	1,457
Benefits paid	(25,563)	(54,646)
Closing balance	701,933	691,424